Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net change in cash flow hedges	$ 200,000
Other non-operating items, net	5,600,000	$ (3,900,000)	$ (5,700,000)
Derivatives Designated as Hedging Instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains and losses reclassified from OCI and recognized in Consolidated Statement of Net Income, net	400,000
Derivatives designated as hedging instruments outstanding		0
Gain (loss) recognized in consolidated statement of net income		0
Net change in cash flow hedges	200,000
Derivatives Designated as Hedging Instruments | Foreign Exchange Forward | Cash Flow Hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain (loss) recognized in consolidated statement of net income	600,000
Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other non-operating items, net	$ (3,300,000)	$ 2,000,000